Stock-based and Other Incentive Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	1.70%	0.00%	0.00%
Risk-free interest rate, minimum	3.99%	4.12%	0.05%
Risk-free interest rate, maximum	5.60%	4.75%	0.89%
Weighted average volatility	22.24%	29.87%	27.70%
Weighted average grant date fair value per share of rights granted	$ 4.83	$ 7.66	$ 6.59
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	21 days	21 days	21 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	3 years 3 months	3 years 3 months	2 years 8 months 1 day